Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets measured at fair value
Long-term investment securities, net	¥ 8,000	$ 1,160	¥ 12,000
Recurring | Level 2
Assets measured at fair value
Short-term investments	2,434,864		¥ 3,621,637	[1]
Recurring | Level 2 | Available-for-sale
Assets measured at fair value
Long-term investment securities, net	¥ 557,492

[1]	Short-term investments represent structured deposits and the Group values these short-term investments based on quoted prices of similar products provided by banks at the end of each year, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.